Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Share Capital Issued and Fully Paid

	Group
	Ordinary shares of £0.10 each		£300m Preference shares of £1,000 each		Total
Issued and fully paid share capital	No.	£m	No.	£m	£m
At 1 January 2016	31,051,768,866	3,105	13,797	14	3,119
Repurchases	–	–	(17)	–	–
At 31 December 2016, 1 January 2017 and 31 December 2017	31,051,768,866	3,105	13,780	14	3,119

Summary of Share Premium

	Group
Share premium	2017 £m	2016 £m
At 1 January and 31 December	5,620	5,620